American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2025

Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Brazil — 3.4%
Vale SA	473,500	$4,861,762
XP, Inc., Class A	802,314	14,553,976
		19,415,738
Canada — 1.2%
Linamar Corp.	127,044	6,936,148
China — 0.5%
Alibaba Group Holding Ltd.	172,200	2,851,230
France — 16.7%
Alstom SA(1)	704,231	16,931,087
Arkema SA	164,017	11,637,313
BNP Paribas SA	70,040	6,294,124
Capgemini SE	27,462	3,905,904
Orange SA	177,499	2,893,087
Rexel SA	250,320	8,104,400
Sanofi SA	27,022	2,680,905
Societe Generale SA	209,196	12,909,239
Teleperformance SE	244,604	18,873,394
Verallia SA	376,131	10,786,004
		95,015,457
Germany — 10.3%
Bayerische Motoren Werke AG	145,223	15,193,291
Continental AG	163,697	14,353,789
Daimler Truck Holding AG	159,638	7,509,190
Deutsche Post AG	224,428	10,228,907
Mercedes-Benz Group AG	178,191	11,152,048
		58,437,225
Indonesia — 4.0%
Indosat Tbk. PT	35,955,600	4,406,730
Telkom Indonesia Persero Tbk. PT	94,403,900	18,057,902
		22,464,632
Italy — 0.7%
Eni SpA	233,485	4,173,881
Japan — 3.7%
SUMCO Corp.	850,000	7,072,166
Sumitomo Corp.	507,900	14,223,939
		21,296,105
Kazakhstan — 2.1%
NAC Kazatomprom JSC, GDR	258,823	12,043,634
Netherlands — 4.4%
Aegon Ltd.	1,138,618	8,947,623
Randstad NV	334,996	15,846,792
		24,794,415
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA	31,315	1,444,561
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO(1)	7,693,300	96
South Korea — 14.2%
BGF retail Co. Ltd.	142,100	11,980,060
Doosan Bobcat, Inc.(1)	130,897	5,000,590

Hana Financial Group, Inc.	85,336	5,030,681
Hyundai Mobis Co. Ltd.	59,963	13,693,197
Kia Corp.	102,439	7,750,889
Samsung Electronics Co. Ltd.	639,834	31,965,977
Woori Financial Group, Inc.	311,806	5,562,480
		80,983,874
Spain — 3.7%
Grifols SA, Class B Preference Shares	448,624	4,455,138
Repsol SA	1,023,105	16,774,931
		21,230,069
Switzerland — 4.5%
Adecco Group AG	526,200	16,855,984
Roche Holding AG	26,331	8,585,964
		25,441,948
United Kingdom — 28.6%
AstraZeneca PLC, ADR	169,470	13,540,653
Barclays PLC	3,259,557	15,882,666
Barratt Redrow PLC	1,934,229	9,403,375
British American Tobacco PLC	191,919	10,898,619
GSK PLC	1,161,433	22,950,014
Hikma Pharmaceuticals PLC	372,763	9,005,181
Mondi PLC	729,329	10,266,986
Prudential PLC	1,147,591	15,306,319
Reckitt Benckiser Group PLC	225,378	16,850,923
Shell PLC	318,290	11,719,229
Taylor Wimpey PLC	9,929,027	12,845,128
Whitbread PLC	335,038	14,263,693
		162,932,786
TOTAL COMMON STOCKS (Cost $492,122,878)		559,461,799
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,591	13,591
Repurchase Agreements — 0.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/33, valued at $4,515,564), at 4.30%, dated 8/29/25, due 9/2/25 (Delivery value $4,429,115)		4,427,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,440,591)		4,440,591
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $496,563,469)		563,902,390
OTHER ASSETS AND LIABILITIES — 0.9%		5,205,194
TOTAL NET ASSETS — 100.0%		$569,107,584

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.0%
Consumer Discretionary	19.0%
Financials	15.1%
Health Care	10.8%
Energy	7.9%
Information Technology	7.5%
Consumer Staples	7.0%
Materials	6.6%
Communication Services	4.4%

Short-Term Investments	0.8%
Other Assets and Liabilities	0.9%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$29,539,190	$529,922,609	—
Short-Term Investments	13,591	4,427,000	—
	$29,552,781	$534,349,609	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.